OTHER INCOME (EXPENSE) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Interest income	$ 245	$ 163	$ 269
Interest expense	(159)	(71)	(154)
Noninterest Expense	(19)	(9)	0
Other income (note 9)	$ 67	$ 83	$ 115